UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

     Christine Glick     Greenwich, CT     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $215,557 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALVARION LTD                   SHS              M0861T100    11281  1555969 SH       SOLE                  1555969        0        0
AMAZON COM INC                 COM              023135106     4991    70000 SH  PUT  SOLE                    70000        0        0
ARRIS GROUP INC                COM              04269Q100     6330  1087544 SH       SOLE                  1087544        0        0
BIGBAND NETWORKS INC           COM              089750509     9051  1579539 SH       SOLE                  1579539        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    14150   660300 SH       SOLE                   660300        0        0
COMCAST CORP NEW               CL A             20030N101    20454  1057593 SH       SOLE                  1057593        0        0
DAKTRONICS INC                 COM              234264109     3934   219642 SH       SOLE                   219642        0        0
GENCORP INC                    COM              368682100     7846   762475 SH       SOLE                   762475        0        0
HARMONIC INC                   COM              413160102     1948   256300 SH       SOLE                   256300        0        0
ING PRIME RATE TR              SH BEN INT       44977W106     3186   584550 SH       SOLE                   584550        0        0
JP MORGAN CHASE & CO           COM              46625H100    10738   250000 SH  PUT  SOLE                   250000        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113     8374   601177 SH       SOLE                   601177        0        0
NETFLIX INC                    COM              64110L106     5731   165400 SH  PUT  SOLE                   165400        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     2410   477245 SH       SOLE                   477245        0        0
NUVEEN FLOATING RATE INCOME    COM              67072T108     2901   282234 SH       SOLE                   282234        0        0
PEOPLES UNITED FINANCIAL INC   COM              712704105    17901  1034152 SH       SOLE                  1034152        0        0
RESEARCH IN MOTION LTD         COM              760975102     6285    56000 SH  PUT  SOLE                    56000        0        0
RSC HOLDINGS INC               COM              74972L102     7904   725143 SH       SOLE                   725143        0        0
RTI INTL METALS INC            COM              74973W107     3872    85650 SH       SOLE                    85650        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     3160   620741 SH       SOLE                   620741        0        0
SPDR TR                        UNIT SER 1       78462F103    42230   320000 SH  PUT  SOLE                   320000        0        0
TAL INTL GROUP INC             COM              874083108     3372   143065 SH       SOLE                   143065        0        0
TIME WARNER CABLE INC          CL A             88732J108    14204   568617 SH       SOLE                   568617        0        0
UNITED GUARDIAN INC            COM              910571108     1528   149184 SH       SOLE                   149184        0        0
VOLTAIRE LTD                   ORD SHS          M97613109     1776   355952 SH       SOLE                   355952        0        0